June 4, 2024

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allspring Funds Trust
Registration Statement on Form N-14
File Number: 333-279910

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 to the Registration Statement filed on June 3, 2024, on Form N-14 for Allspring Funds Trust (the “Trust”). This filing corrects certain matters relating to the initial Registration Statement, and relates to the acquisition of the assets of:

■	Allspring Discovery All Cap Growth Fund, a series of the Trust, by and in exchange for shares of Allspring Growth Fund, a series of the Trust;

■	Allspring Discovery Large Cap Growth Fund, a series of the Trust, by and in exchange for shares of Allspring Large Cap Growth Fund, a series of the Trust.

At this time, the Registrant respectfully requests an effective date of July 5, 2024, subject to the resolution of any comments received and approval of this effective date.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (857) 990-1101.

Very truly yours,

/s/ Maureen Towle

Maureen Towle, Esq.
Allspring Legal Department

Enclosures